World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
August 31, 2014

Dates Covered
Collections Period	08/01/14 - 08/31/14
Interest Accrual Period	08/15/14 - 09/14/14
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/14	495,948,534.56	33,045
Yield Supplement Overcollateralization Amount at 07/31/14	6,884,180.79	0
Receivables Balance at 07/31/14	502,832,715.35	33,045
Principal Payments	21,979,568.86	1,364
Defaulted Receivables	906,987.51	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/14	6,450,006.00	0
Pool Balance at 08/31/14	473,496,152.98	31,639

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Delinquent Receivables:
Past Due 31-60 days	7,303,950.79	596
Past Due 61-90 days	2,146,350.30	170
Past Due 91 + days	250,549.05	19
Total	9,700,850.14	785

Total 31+ Delinquent as % Ending Pool Balance	2.05%

Recoveries	543,320.22

Aggregate Net Losses/(Gains) - August 2014	363,667.29

Overcollateralization Target Amount	21,307,326.88
Actual Overcollateralization	21,307,326.88

Weighted Average APR	3.50%
Weighted Average APR, Yield Adjusted	4.35%
Weighted Average Remaining Term	46.22

Flow of Funds	$ Amount

Collections	23,878,900.22
Advances	2,907.63
Investment Earnings on Cash Accounts	650.98
Servicing Fee	(419,027.26)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	23,463,431.57

Distributions of Available Funds
(1) Class A Interest	244,983.93
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	134,697.52
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	21,307,326.88
(7) Distribution to Certificateholders	1,758,572.06
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	23,463,431.57

Servicing Fee	419,027.26
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 08/15/14	473,630,850.50
Principal Paid	21,442,024.40
Note Balance @ 09/15/14	452,188,826.10

Class A-1
Note Balance @ 08/15/14	0.00
Principal Paid	0.00
Note Balance @ 09/15/14	0.00
Note Factor @ 09/15/14	0.0000000%

Class A-2
Note Balance @ 08/15/14	89,739,850.50
Principal Paid	21,442,024.40
Note Balance @ 09/15/14	68,297,826.10
Note Factor @ 09/15/14	24.8355731%

Class A-3
Note Balance @ 08/15/14	270,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/14	270,000,000.00
Note Factor @ 09/15/14	100.0000000%

Class A-4
Note Balance @ 08/15/14	94,934,000.00
Principal Paid	0.00
Note Balance @ 09/15/14	94,934,000.00
Note Factor @ 09/15/14	100.0000000%

Class B
Note Balance @ 08/15/14	18,957,000.00
Principal Paid	0.00
Note Balance @ 09/15/14	18,957,000.00
Note Factor @ 09/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	262,835.11
Total Principal Paid	21,442,024.40
Total Paid	21,704,859.51

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	32,156.78
Principal Paid	21,442,024.40
Total Paid to A-2 Holders	21,474,181.18

Class A-3
Coupon	0.64000%
Interest Paid	144,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	144,000.00

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2907819
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.7219138
Total Distribution Amount	24.0126957

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1169337
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	77.9709978
Total A-2 Distribution Amount	78.0879315

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	6.28
Noteholders' Principal Distributable Amount	993.72

Account Balances	$ Amount

Advances
Balance as of 07/31/14	81,182.70
Balance as of 08/31/14	84,090.33
Change	2,907.63

Reserve Account
Balance as of 08/15/14	2,311,742.39
Investment Earnings	59.11
Investment Earnings Paid	(59.11)
Deposit/(Withdrawal)	-
Balance as of 09/15/14	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39